Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company evaluated subsequent events (other than those disclosed above), until the date these interim condensed consolidated financial statements were available to be issued.

(a)	On July 28, 2026, the Company took delivery of the DP2 shuttle tanker Anfield DP.

(b)	On July 30, 2026, the Company paid dividends of $0.59375 per share on its 9.50% Series F Preferred Shares.

(c)	On July 30, 2026, the Company paid a dividend of $1.00 per common share to shareholders of record as of July 23, 2026.

(d)	On August 14 and August 26, 2026, the Company sold its suezmax tankers Archangel and Alaska, respectively.

(e)	On August 28, 2026, the Company paid dividends of $0.57812 per share on its 9.25% Series E Preferred Shares.